Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of the Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following:
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Payroll and welfare payables	5,753	4,754	654
Loan from a third party	17,819	12,034	1,658
Payable to Wuyi	5,200	5,200	716
Other payables	662	378	51
Interest payables	1,100	1,295	177
Customer deposit	334	331	46
Payables for purchase of property and equipment	1,311	-	-
Accrued expenses	332	750	103
Deferred consideration in relation to investment	2,300	2,300	317
Litigation and settlement	-	2,043	281
Others	420	-	-
	35,231	29,085	4,003